Changes in accounting policies	12 Months Ended
Mar. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies
Changes in accounting policies
Standards issued and adopted
The Company adopted amendments to IAS 7, Statement of Cash Flows (“IAS 7”) which are effective for annual periods beginning on or after January 1, 2017. The amendment clarifies that entities shall provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities. Implementation of the amendment has not had a material effect on the consolidated financial statements. Additional disclosure has been provided in note 23.
The Company adopted amendments to IAS 12, Income Taxes, which are effective for the year beginning on or after January 1, 2017. The amendments clarify the requirements for recognizing deferred tax assets on unrealized losses. The amendments clarify the accounting for deferred tax where an asset is measured at fair value and that fair value is below the asset’s tax base. They also clarify certain other aspects of accounting for deferred tax assets. Implementation of the amendment has not had a material effect on the consolidated financial statements.
Standards issued but not yet effective
Certain new standards, amendments, and interpretations to existing IFRS standards have been published but are not yet effective and have not been adopted early by the Company. Management anticipates that all of the pronouncements will be adopted in the Company’s accounting policy for the first period beginning after the effective date of the pronouncement. Information on new standards, amendments, and interpretations are provided below.
Revenue
Effective for interim and annual financial statements relating to fiscal years beginning on or after January 1, 2018, the IASB issued IFRS 15, Revenue from Contracts with Customers to replace the detailed standards on revenue recognition requirements that currently exists under IFRS. The new standard provides a comprehensive framework for the recognition, measurement and disclosure of revenue from contracts with customers, excluding contracts within the scope of the accounting standards on leases, insurance contracts and financial instruments. IFRS 15 also contains enhanced disclosure requirements.
Management has evaluated each of the five steps in the new revenue recognition model for the Company’s revenue streams. Through its evaluation, management does not expect the new revenue guidance will have a significant impact to the Company’s consolidated statement of financial position or the consolidated statement of earnings in comparison to the current revenue recognition guidance.
The Company will adopt this guidance effective April 1, 2018 using the retrospective approach with cumulative effect, resulting in no adjustment to opening retained earnings. IFRS 15 is not expected to materially impact the timing or the amounts recognized in the Company’s operating results due to the nature of the contracts it has in place.
Financial instruments
In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments, (“IFRS 9”) which reflects all phases of the financial instruments project and replaces IAS 39, Financial Instruments: Recognition and Measurement, and all previous versions of IFRS 9. IFRS 9 introduces new requirements for classification and measurement, impairment, and hedge accounting and new impairment requirements that are based on a forward-looking expected credit loss model.
Management has evaluated the changes introduced by IFRS 9. Through its evaluation, management determined that the new financial instruments guidance will not have a significant impact to the Company’s consolidated statement of financial position or the consolidated statement of income.
The Company will adopt this guidance effective April 1, 2018, resulting in no significant adjustment to opening retained earnings.
Leases
In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”), replacing IAS 17, Leases and related interpretations. The standard provides a new framework for lessee accounting that requires substantially all assets obtained through operating leases to be capitalized and a related liability to be recorded. The new standard seeks to provide a more accurate picture of a company’s leased assets and related liabilities and create greater comparability between companies who lease assets and those who purchase assets. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019, and is to be applied retrospectively. Early adoption is permitted if IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) has been adopted. The Company is currently assessing the impact of the new standard on its consolidated financial statements.